Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation [Abstract]
Share-based compensation - Performance shares [Text Block]

Philips Group

Performance shares

	2021		2022
	shares	weighted average grant-date fair value	shares	weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	3,545,312	41.31	3,097,713	45.28
Granted	1,121,001	50.73	2,323,435	20.55
Notional dividends1)	62,872	45.22	155,067	33.91
Vested/Issued	(1,466,223)	39.18	(434,329)	40.90
Forfeited	(272,873)	45.90	(233,556)	38.67
Adjusted quantity2)	107,624	37.67	(522,493)	40.48
Outstanding as of December 31	3,097,713	45.28	4,385,837	33.13

USD-denominated
Outstanding as of January 1	2,412,767	47.10	2,005,000	51.48
Granted	693,918	61.32	1,530,585	21.93
Notional dividends1)	41,324	51.42	98,883	37.15
Vested/Issued	(947,772)	47.48	(248,848)	45.23
Forfeited	(268,500)	51.29	(309,570)	44.04
Adjusted quantity2)	73,264	50.06	(326,066)	45.26
Outstanding as of December 31	2,005,000	51.48	2,749,983	36.66
1)Dividend declared in 2022 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR and EPS.

Share-based compensation - Restricted shares [Text Block]

Philips Group

Restricted shares

	2021		2022
	shares	weighted average grant-date fair value	shares	weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	1,813,385	36.20	1,618,488	39.93
Granted	631,347	44.41	1,349,003	22.03
Notional dividends1)	33,430	39.69	81,500	35.67
Vested/Issued	(671,703)	33.96	(540,930)	35.82
Forfeited	(187,648)	40.19	(186,811)	35.06
Cancelled	(323)	35.72
Outstanding as of December 31	1,618,488	39.93	2,321,250	30.73

USD-denominated
Outstanding as of January 1	1,649,847	41.14	1,611,021	46.26
Granted	721,469	53.42	1,463,855	23.60
Notional dividends1)	30,551	44.99	83,151	39.37
Vested/Issued	(584,833)	40.64	(541,336)	41.48
Forfeited	(206,013)	46.09	(271,427)	38.51
Outstanding as of December 31	1,611,021	46.26	2,345,263	33.87
1)Dividend declared in 2022 on outstanding shares.

Share-based compensation - Options on EUR-denominated listed share [Text Block]

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Outstanding as of January 1, 2022	239,077	14.93
Exercised	(226,177)	14.91
Expired	(12,150)	14.82
Outstanding as of December 31, 2022	750	22.43

Exercisable as of December 31, 2022	750	22.43

Share-based compensation - Options on USD-denominated listed share [Text Block]

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Outstanding as of January 1, 2022	150,165	19.75
Exercised	(136,665)	19.53
Expired	(11,550)	20.62
Outstanding as of December 31, 2022	1,950	30.27

Exercisable as of December 31, 2022	1,950	30.27

Share-based compensation - Outstanding options [Text Block]

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	options	intrinsic value in millions	weighted average remaining contractual term
EUR-denominated
10-15
15-20
20-25	750		0.1
Outstanding options	750		0.1

USD-denominated
15-20
20-25
25-30
30-35	1,950		0.1
Outstanding options	1,950		0.1

Share-based compensation - Accelerate! options [Text Block]

Philips Group

Accelerate! options

	options	weighted average exercise price
EUR-denominated
Outstanding as of January 1, 2022	136,975	18.13
Exercised	(81,975)	15.24
Outstanding as of December 31, 2022	55,000	22.43

Exercisable as of December 31, 2022	55,000	22.43

USD-denominated
Outstanding as of January 1, 2022	17,500	20.02
Exercised	(17,500)	20.02
Outstanding as of December 31, 2022

Exercisable as of December 31, 2022